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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBC Centura Bank
Address: 131 North Church Street
         P. O. Box 1220
         Rocky Mount, NC 27802

Form 13F File Number: 028-03824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Becky M. Horchler
Title: Trust Operations Manager
Phone: 252-454-8307

Signature, Place, and Date of Signing:


/s/ Becky M. Horchler   Rocky Mount, NC   04/27/05
---------------------   ---------------   --------
    [Signature]          [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            3

Form 13F Information Table Value Total:          947
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
1REPORT PTR289  1C CENTURA BANK   SECURITIES AND EXCHANGE COMMISSION FORM 13F   4/19/2005   PAGE 1
0ASSETS AS OF 03/31/05

                                                   AS OF 03/31/05

- - - - COL1 -  -  - - - -  - - - COL2 -  - -      - - COL3 -        - - COL4 -     - - COL5 - - - - - COL6 - -   COL7   COL8
                                                   INVESTMENT                   VOTING AUTHORITY
                                        MARKET     DISCRETION  ---------------------------------------------
                                        VALUE      SHS OR      SOLE   SHR    OTHER  OTHR  SOLE  SHARED  NONE
NAME OF ISSUER   TITLE OF CLASS  CUSIP  (X$1000)   PRN AMT     (A)    (B)     (C)   MGRS  (A)     (B)    (C)
---------------  --------------  -----  ---------  ----------  ----  ------  -----  ----  ----  ------  ----
TAMARACK FDS TR  LRG CAP EQTY    I      87505V405               279  26,998    SH    X          26,998
TAMARACK FDS TR  SML CAP EQTY    I      87505V819               169  12,896    SH    X          12,896
TAMARACK FDS TR  MID CAP EQTY    I      87505V876               499  44,176    SH    X          44,176

FINAL TOTALS                                                    947

FORM 13F INFORMATION TABLE ENTRY TOTAL                            3